Label	Element	Value
Common Class C to Common Class E [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 110,000,000
Common Class C to Common Class E [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 110,000,000
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	9,000,000
Common Class A to Common Class E [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ (994,000,000)
Common Class A to Common Class E [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ (994,000,000)
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	245,000,000
Multiple Voting Shares to Subordinate Voting Shares [Member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ (122,000,000)
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	(132,000,000)
Multiple Voting Shares to Subordinate Voting Shares [Member] | Share capital [member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	(132,000,000)
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ (122,000,000)
Number Of Shares Converted	tixt_NumberOfSharesConverted	33,000,000
Number Of Shares Converted	tixt_NumberOfSharesConverted	36,000,000
Subordinate Voting Shares converted from Multiple Voting Shares [Member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ 132,000,000
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	122,000,000
Subordinate Voting Shares converted from Multiple Voting Shares [Member] | Share capital [member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	132,000,000
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ 122,000,000
Number Of Shares Converted	tixt_NumberOfSharesConverted	36,000,000
Number Of Shares Converted	tixt_NumberOfSharesConverted	33,000,000
Common Class A to Common Class D [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 884,000,000
Common Class A to Common Class D [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 884,000,000
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	236,000,000